Annual Total Returns- Vanguard Health Care Index Fund (Admiral) [BarChart] - Admiral - Vanguard Health Care Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.57%	19.10%	42.68%	25.42%	7.21%	(3.33%)	23.36%	5.55%	21.97%	18.24%